FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 16, 2017
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents and short-term investments	$ 836,700,000	$ 734,100,000
Accounts payable and accrued liabilities	211,900,000	196,000,000
Current lease liabilities and other current liabilities	13,400,000	6,800,000
Carrying amount of long-term debt	408,500,000	398,500,000
Hedge ineffectiveness	0	0
7.0% Senior Notes
Disclosure of detailed information about financial instruments [line items]
Carrying amount of long-term debt	400,000,000	400,000,000	$ 400,000,000
Caterpillar Finance Corporation Equipment Loan
Disclosure of detailed information about financial instruments [line items]
Carrying amount of long-term debt	20,700,000	0
Gross carrying amount | 7.0% Senior Notes
Disclosure of detailed information about financial instruments [line items]
Carrying amount of long-term debt	388,100,000	398,500,000
Gross carrying amount | Caterpillar Finance Corporation Equipment Loan
Disclosure of detailed information about financial instruments [line items]
Carrying amount of long-term debt	$ 20,400,000	$ 0